Note 10 - Net Restructuring by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Restructuring by Type
Restructuring, Staff related	€ (117)	€ 241	€ 479
thereof: [Abstract]
Termination Benefits	(132)	224	441
Retention Acceleration	15	16	36
Social Security	0	1	1
Restructuring, Non Staff related	(1)	21	6
Total Net Restructuring Charges	€ (118)	€ 261	€ 485